Stockholders' Equity - Schedule of Warrants Outstanding (Details) (10-K) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Equity [Abstract]
Number of Warrants Outstanding, Beginning	5,052,497	6,169,497
Number of Warrants Granted/restated
Number of Warrants Canceled
Number of Warrants Expired	(5,052,497)	(1,117,000)
Number of Warrants Outstanding, Ending		5,052,497
Weighted Average Exercise Price Outstanding, Beginning	$ 1.50	$ 1.50
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Canceled
Weighted Average Exercise Price Expired	(1.50)	(1.48)
Weighted Average Exercise Price Outstanding, Ending		$ 1.50